Financial risk management, Credit Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Bond Bank	Dec. 31, 2024 USD ($)
Financial risk management [Abstract]
Number of banks cash balance held | Bank	3
Number of bonds valued on portfolio | Bond	0
Percentage of value of portfolio	3.00%
Impairment Allowance Recognized for Credit Losses [Roll Forward]
Opening impairment allowance	$ 54	$ 120
Movement in impairment allowance during the year	(42)	(66)
Closing impairment allowance	$ 12	$ 54